Borrowings and Credit Arrangements (Tables)	12 Months Ended
Sep. 29, 2012
Company's Borrowings

The Company’s borrowings consisted of the following at September 29, 2012 and September 24, 2011:

	2012	2011
Current debt obligations, net of debt discount:
Term Loan A	$49,582	$—
Term Loan B	14,853	—

Total current debt obligations	64,435	—

Long-term debt obligations, net of debt discount:
Term Loan A	942,065	—
Term Loan B	1,470,454	—
Senior Notes	1,000,000	—

	3,412,519	—
Convertible Notes (principal of $1,725,000)	1,558,660	1,488,580

Total long-term debt obligations	4,971,179	1,488,580

Total debt obligations	$5,035,614	$1,488,580

Debt Maturity Schedule for Components of Company's Obligations

The debt maturity schedule for the components of the Company’s obligations as of September 29, 2012 is as follows:

	2013	2014	2015	2016	2017	2018 and Thereafter	Total

Term Loan A	$50,000	$50,000	$100,000	$200,000	$600,000	$—	$1,000,000
Term Loan B	15,000	15,000	15,000	15,000	15,000	1,425,000	1,500,000
Senior Notes	—	—	—	—	—	1,000,000	1,000,000
Convertible Notes (1)	—	775,000	—	—	450,000	500,000	1,725,000

	$65,000	$840,000	$115,000	$215,000	$1,065,000	$2,925,000	$5,225,000

(1)	Classified based on the earliest date of redemption for each respective issuance.

Convertible Notes and Related Equity Components

As of September 29, 2012 and September 24, 2011, the Convertible Notes and related equity components (recorded in additional paid-in-capital, net of deferred taxes) consisted of the following:

	2012	2011
2007 Notes principal amount	$775,000	$1,275,000
Unamortized discount	(50,591)	(147,287)

Net carrying amount	$724,409	$1,127,713

Equity component, net of taxes	$233,353	$259,000

2010 Notes principal amount	$450,000	$450,000
Unamortized discount	(74,062)	(89,133)

Net carrying amount	$375,938	$360,867

Equity component, net of taxes	$60,054	$60,054

2012 Notes principal amount	$500,000	$—
Unamortized discount	(41,687)	—

Net carrying amount	$458,313	$—

Equity component, net of taxes	$49,195	$—

Interest Expense Under Convertible Notes

Interest expense under the Convertible Notes is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Amortization of debt discount	$68,532	$72,908	$73,130
Amortization of deferred financing costs	3,828	3,906	4,092

Non-cash interest expense	72,360	76,814	77,222

2.00% accrued interest	34,898	34,427	34,500

	$107,258	$111,241	$111,722